COMMON STOCK (Details) - USD ($)						1 Months Ended											6 Months Ended	12 Months Ended
	Dec. 15, 2016	Jan. 15, 2016	Dec. 15, 2015	Oct. 15, 2015	May 03, 2015	Aug. 31, 2016	Aug. 18, 2016	May 16, 2016	Apr. 15, 2016	Mar. 22, 2016	Feb. 15, 2016	Jan. 31, 2016	Nov. 15, 2015	May 28, 2015	May 22, 2015	Jan. 19, 2015	Dec. 16, 2016	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity [Line Items]
Common shares, shares authorized																		324,000,000	324,000,000
Stock Issued for services, shares		7,000	7,000	7,000				3,600	7,000	50,000	7,000		7,000	5,000	50,000
Common stock issued for services		$ 4,865	$ 4,830	$ 4,200				$ 2,700	$ 4,690	$ 34,750	$ 4,865		$ 5,250	$ 3,250	$ 32,500
Common stock price per share		$ 0.695	$ 0.69	$ 0.60				$ 0.75	$ 0.695	$ 0.695	$ 0.695		$ 0.75	$ 0.65	$ 0.65			$ 0.00	$ 0.01
Common shares, par value per share																		$ 0.01	$ 0.01
Stock issued during period for cash, shares																			1,600,000
Stock issued during period for cash																			$ 800,000
Common stock issued for cash, price per share																			$ 0.50
Principal debt converted						$ 600,000
Issuance of common stock for conversion of debt						1,207,200												809,472	289,425
Conversion price						$ 0.50
Repurchase of common stock, shares																			360,000
Repurchase of common stock, value																			$ 2,501
Preferred stock dividends, shares issued							307,910					501,562						809,472
Common stock for the acquisition, shares																		200,000	350,000
Common stock for the acquisition, amount																		$ 170,000	$ 262,500
Common stock for the acquisition, Per share																			$ 0.75
Stock issued for conversion of preferred stock						5,100,000												5,100,000
Consultant [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares																	25,200
Common stock issued for services																	$ 21,420
Common stock price per share																	$ 0.85
Consultant [Member] | Seven equal amounts [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares																	3,600
Common stock issued for services																	$ 3,060
Director One [Member]
Stockholders' Equity [Line Items]
Stock issued during period for cash, shares																			10,000
Stock issued during period for cash																			$ 5,000
Common stock issued for cash, price per share																			$ 0.50
Director [Member]
Stockholders' Equity [Line Items]
Stock issued during period for cash, shares																			54,000
Stock issued during period for cash																			$ 15,001
Common stock issued for cash, price per share																			$ 0.2778
Employee [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares																400
Common stock issued for services																$ 300
Common stock price per share																$ 0.75
Employee One [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares					2,000
Common stock issued for services					$ 1,300
Common stock price per share					$ 0.65
Private Placement Memorandum [Member]
Stockholders' Equity [Line Items]
Stock issued during period for cash, shares																			1,980,000
Stock issued during period for cash																			$ 990,000
Common stock issued for cash, price per share																			$ 0.50
Black Helmet [Member]
Stockholders' Equity [Line Items]
Common stock for the acquisition, shares	200,000
Common stock for the acquisition, amount	$ 170,000
Common stock for the acquisition, Per share	$ 0.85